Other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Jiangsu Quanyi CNY	Jun. 30, 2011 Jiangsu Quanyi	Dec. 31, 2009 Jiangsu Quanyi	Dec. 31, 2011 Jilin Boda CNY	Jul. 04, 2010 Jilin Boda	Jun. 30, 2010 Jilin Boda	Dec. 31, 2011 Jilin Boda Jilin Boda Redeemable Non-controlling Interest CNY
Other current liabilities
Accrued marketing, traveling and conference expenses	$ 16,846	104,950	120,545
Accrued construction costs and payable for acquisition of property, plant and equipment	6,393	39,829	69,046
VAT payable	7,484	46,629	48,304
Provision for rabies vaccine re-inoculation cost and penalty	808	5,034	19,534
Government grants	13,859	86,343	76,660
Payable for acquisitions			41,810	28,422			4,400			8,988
Security deposits from employees and agents	2,877	17,923	22,835
Customer receipts in advance	909	5,666	4,909
Accrued research and development expenses	1,683	10,484	5,640
Accrued legal and professional fees	589	3,670	3,093
Other accrued liabilities	9,300	57,940	58,476
Income taxes payable	2,525	15,729	11,039
Amount due to related party	1,609	10,025	8,788
Total other current liabilities	$ 64,882	404,222	490,679
Percentage of additional equity interest acquired				15.00%	37.50%	15.00%	39.19%	39.19%	39.19%